SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Class A common stock subject to possible redemption reflected in the balance sheets reconciled

Convertible preferred stock at September 30, 2023, August 10, 2023, and December 31, 2022, is as follows:

	September 30,	August 10,	December 31,
Series	2023	2023	2022
Series A-1 preferred stock, $0.001 par value per share. Issued, and outstanding 0 and 131,797 shares at September 30, 2023, and December 31, 2022, respectively	$—	$6,065	$6,065
Series A-2 preferred stock, $0.001 par value per share. Issued, and outstanding 0 and 576,126 shares at September 30, 2023, and December 31, 2022, respectively	—	8,976	8,976
Series A-3 preferred stock, $0.001 par value per share. Issued, and outstanding 0 and 612,822 shares at September 30, 2023, and December 31, 2022, respectively	—	10,611	10,611
Series A-4 preferred stock, $0.001 par value per share. Issued, and outstanding 0 and 127,787 shares at September 30, 2023, and December 31, 2022, respectively	—	1,993	1,993
Series A-5 preferred stock, $0.001 par value per share. Issued and outstanding 0 shares at September 30, 2023;authorized 734,533, issued and outstanding 730,320 and December 31, 2022	—	12,858	12,858
Series A-6 preferred stock, $0.001 par value per share. Issued and outstanding 0 shares at September 30, 2023; authorized 805,848, issued and outstanding 800,657 at December 31, 2022	—	15,476	15,476
Series B preferred stock, $0.001 par value per share. Issued and outstanding 0 shares at September 30, 2023; authorized 7,021,678, issued and outstanding 6,984,971 at December 31, 2022, respectively	—	84,637	84,528
Series B-1 preferred stock, $0.001 par value per share. Issued, and outstanding 0 shares at September 30, 2023, authorized, issued and outstanding 1,659,672 at and December 31, 2022	—	23,500	23,499
Series B-2 preferred stock, $0.001 par value per share. Issued and outstanding 0 and 706,243 shares at September 30, 2023, and December 31, 2022, respectively	—	—	—
Series B-3 preferred stock, $0.001 par value per share. Issued and outstanding 0 and 0 shares at September 30, 2023, and December 31, 2022, respectively	—	39,858	—
Total convertible preferred stock	$—	$203,974	$164,006

The following table summarizes activity in convertible preferred stock in the nine months ended September 30, 2023, and 2022.

	Balance at		Retirements /	Balance at
Series	December 31, 2022	Issuances	Conversions	September 30, 2023
Series A-1	$6,065	$—	$(6,065)	$—
Series A-2	8,976	—	(8,976)	—
Series A-3	10,611	—	(10,611)	—
Series A-4	1,993	—	(1,993)	—
Series A-5	12,858	—	(12,858)	—
Series A-6	15,476	—	(15,476)	—
Series B	84,528	109	(84,637)	—
Series B-1	23,499	1	(23,500)	—
Series B-2	—	—	—	—
Series B-3	—	39,858	(39,858)	—
Total convertible preferred stock	$164,006	$39,968	$(203,974)	$—

	Balance at		Balance at
Series	December 31, 2021	Issuances	September 30, 2022
Series A-1	$6,065	$—	$6,065
Series A-2	8,976	—	8,976
Series A-3	10,611	—	10,611
Series A-4	1,993	—	1,993
Series A-5	12,858	—	12,858
Series A-6	15,476	—	15,476
Series B	84,528	—	84,528
Series B-1	20,000	3,499	23,499
Total convertible preferred stock	$160,507	$3,499	$164,006

Convertible preferred stock, net of issuance costs, at December 31, 2022 and 2021, is as follows:

	December 31,
Series	2022	2021
Series A‑1 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 131,797 shares at December 31, 2022 and 2021	$6,065	$6,065
Series A‑2 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 576,126 shares at December 31, 2022 and 2021	8,976	8,976
Series A‑3 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 612,822 shares at December 31, 2022 and 2021	10,611	10,611
Series A‑4 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 127,787 shares at December 31, 2022 and 2021	1,993	1,993
Series A‑5 preferred stock, $0.001 par value per share. Authorized 734,533 shares; issued and outstanding 730,320 shares at December 31, 2022 and 2021	12,858	12,858
Series A‑6 preferred stock, $0.001 par value per share. Authorized 805,848 shares; issued and outstanding 800,657 shares at December 31, 2022 and 2021	15,476	15,476
Series B preferred stock, $0.001 par value per share. Authorized 7,021,678 shares; issued and outstanding 6,984,971 and 6,984,971 shares at December 31, 2022 and 2021, respectively	84,528	84,528
Series B‑1 preferred stock, $0.001 par value per share. Authorized 1,659,672 shares; issued and outstanding 1,659,672 and 1,412,487 shares at December 31, 2022 and 2021, respectively	23,499	20,000
Series B‑2 preferred stock, $0.001 par value per share. Authorized 1,765,609 shares; issued and outstanding 706,243 and 0 shares at December 31, 2022 and 2021, respectively	—	—
Series B‑3 preferred stock, $0.001 par value per share. Authorized 8,474,924 shares; issued and outstanding 0 at shares at December 31, 2022 and 2021	—	—
Total convertible preferred stock	$164,006	$160,507

MedTech Acquisition Corp
Schedule of Class A common stock subject to possible redemption reflected in the balance sheets reconciled

Class A common stock subject to possible redemption, January 1, 2021	$250,000,000
Plus:
Accretion of carrying value to redemption value
Class A common stock subject to possible redemption, December 31, 2021	250,000,000
Less:
Redemptions of Class A common stock	(232,371,273)
Plus:
Accretion of carrying value to redemption value	2,093,167
Extension Deposit	78,136
Class A common stock subject to possible redemption, December 31, 2022	$19,800,030

Schedule of basic and diluted net (loss) income per common stock

The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except share and per share amounts):

	For the Year Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$4,369,839	$1,169,240	$3,813,826	$953,457
Denominator:
Basic and diluted weighted average shares outstanding	23,358,326	6,250,000	25,000,000	6,250,000
Basic and diluted net income per share of common stock	$0.19	$0.19	$0.15	$0.15